Organization and Nature of Operations (Details Narrative) - USD ($) $ in Thousands	Sep. 05, 2018	Dec. 31, 2018
Aether Water Systems, LLC [Member] | Membership Interest Purchase Agreement [Member]
Noncontrolling interest, percentage		100.00%
Biocon Acquisition [Member] | Membership Interest Purchase Agreement [Member]
Noncontrolling interest, percentage		100.00%
Specialty Renal Products, Inc. [Member] | Private Placement [Member]
Number of common stock shares sold, value	$ 3,000
Specialty Renal Products, Inc. [Member] | Private Placement [Member] | Minority Interest Ownership [Member]
Noncontrolling interest, percentage	37.50%